Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Continuity in Loss Allowance by Each Product Type
The following table shows the continuity in the loss allowance, by product type, for the years ended October 31, 2024 and 2023. Transfers represent the amount of ECL that moved between stages during the year; for example, from a
12-month
(Stage 1) to a lifetime (Stage 2) ECL measurement basis. Net remeasurement represents the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include new calculation models or methodologies.

(Canadian $ in millions)				2024				2023
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages
Balance as at beginning of year	$73	$151	$10	$234	$59	$67	$16	$142
Transfer to Stage 1	132	(130)	(2)	–	92	(92)	–	–
Transfer to Stage 2	(26)	42	(16)	–	(18)	27	(9)	–
Transfer to Stage 3	(1)	(29)	30	–	(1)	(12)	13	–
Net remeasurement of loss allowance	(142)	170	36	64	(94)	106	15	27
Loan originations	24	–	–	24	26	–	–	26
Loan purchases	–	–	–	–	31	–	–	31
Derecognitions and maturities	(3)	(13)	–	(16)	(4)	(9)	–	(13)
Model changes	(1)	(5)	–	(6)	(19)	63	–	44
Total PCL (2)	(17)	35	48	66	13	83	19	115
Write-offs (3)	–	–	(5)	(5)	–	–	(10)	(10)
Recoveries of previous write-offs	–	–	7	7	–	–	7	7
Foreign exchange and other	–	–	(41)	(41)	1	1	(22)	(20)
Balance as at end of year	$56	$186	$19	$261	$73	$151	$10	$234
Loans: Consumer instalment and other personal
Balance as at beginning of year	$220	$434	$152	$806	$111	$304	$102	$517
Transfer to Stage 1	301	(283)	(18)	–	265	(254)	(11)	–
Transfer to Stage 2	(44)	91	(47)	–	(52)	93	(41)	–
Transfer to Stage 3	(7)	(133)	140	–	(18)	(104)	122	–
Net remeasurement of loss allowance	(237)	355	437	555	(264)	438	309	483
Loan originations	54	–	–	54	58	6	–	64
Loan purchases	–	–	–	–	179	–	–	179
Derecognitions and maturities	(16)	(38)	(12)	(66)	(34)	(43)	–	(77)
Model changes	15	46	–	61	(26)	(8)	–	(34)
Total PCL (2)	66	38	500	604	108	128	379	615
Write-offs (3)	–	–	(623)	(623)	–	–	(371)	(371)
Recoveries of previous write-offs	–	–	195	195	–	–	74	74
Foreign exchange and other	(89)	(1)	(49)	(139)	1	2	(32)	(29)
Balance as at end of year	$197	$471	$175	$843	$220	$434	$152	$806
Loans: Credit cards
Balance as at beginning of year	$188	$308	$–	$496	$115	$250	$–	$365
Transfer to Stage 1	226	(226)	–	–	172	(172)	–	–
Transfer to Stage 2	(64)	64	–	–	(45)	45	–	–
Transfer to Stage 3	(6)	(290)	296	–	(3)	(147)	150	–
Net remeasurement of loss allowance	(182)	633	308	759	(146)	366	216	436
Loan originations	76	–	–	76	77	1	–	78
Loan purchases	–	–	–	–	25	–	–	25
Derecognitions and maturities	(8)	(27)	–	(35)	(7)	(36)	–	(43)
Model changes	4	9	–	13	–	–	–	–
Total PCL (2)	46	163	604	813	73	57	366	496
Write-offs (3)	–	–	(720)	(720)	–	–	(436)	(436)
Recoveries of previous write-offs	–	–	171	171	–	–	103	103
Foreign exchange and other	(1)	1	(55)	(55)	–	1	(33)	(32)
Balance as at end of year	$233	$472	$–	$705	$188	$308	$–	$496
Loans: Business and government
Balance as at beginning of year	$1,043	$1,155	$533	$2,731	$746	$789	$439	$1,974
Transfer to Stage 1	601	(575)	(26)	–	306	(291)	(15)	–
Transfer to Stage 2	(278)	394	(116)	–	(173)	236	(63)	–
Transfer to Stage 3	(9)	(310)	319	–	(25)	(161)	186	–
Net remeasurement of loss allowance	(599)	1,189	1,748	2,338	(446)	735	308	597
Loan originations	278	8	–	286	276	4	–	280
Loan purchases	–	–	–	–	470	–	–	470
Derecognitions and maturities	(147)	(308)	(11)	(466)	(126)	(193)	–	(319)
Model changes	53	57	–	110	(17)	(51)	–	(68)
Total PCL (2)	(101)	455	1,914	2,268	265	279	416	960
Write-offs (3)	–	–	(1,802)	(1,802)	–	–	(372)	(372)
Recoveries of previous write-offs	–	–	194	194	–	–	81	81
Foreign exchange and other	(50)	88	(302)	(264)	32	87	(31)	88
Balance as at end of year	$892	$1,698	$537	$3,127	$1,043	$1,155	$533	$2,731
Total as at end of year	$1,378	$2,827	$731	$4,936	$1,524	$2,048	$695	$4,267
Comprising: Loans	$1,143	$2,560	$653	$4,356	$1,264	$1,859	$684	$3,807
Other credit instruments (4)	235	267	78	580	260	189	11	460

(1)	Includes changes in allowance for purchased credit impaired (PCI) loans.
(2)	Excludes PCL on other assets of $10 million for the year ended October 31, 2024 ($(8) million for the year ended October 31, 2023).
(3)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(4)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at October 31, 2024 and 2023. Stage 1 represents performing loans carried with up to a
12
-month
ECL, Stage 2 represents performing loans carried with a lifetime ECL and Stage 3 represents loans with a lifetime ECL that are credit impaired.

(Canadian $ in millions)				2024				2023
	Stage 1 (1)	Stage 2	Stage 3 (2) (3)	Total	Stage 1 (1)	Stage 2	Stage 3 (2) (3)	Total
Loans: Residential mortgages
Exceptionally low	$1	$–	$–	$1	$2	$–	$–	$2
Very low	86,730	5,631	–	92,361	85,423	171	–	85,594
Low	52,111	15,080	–	67,191	51,366	10,820	–	62,186
Medium	7,402	5,329	–	12,731	5,289	5,434	–	10,723
High	268	2,622	–	2,890	282	2,015	–	2,297
Not rated (4)	14,207	1,042	–	15,249	15,906	118	–	16,024
Impaired	–	–	657	657	–	–	424	424
Gross residential mortgages	160,719	29,704	657	191,080	158,268	18,558	424	177,250
ACL	56	185	10	251	73	146	5	224
Carrying amount	160,663	29,519	647	190,829	158,195	18,412	419	177,026
Loans: Consumer instalment and other personal
Exceptionally low	9,162	145	–	9,307	1,547	4	–	1,551
Very low	20,466	903	–	21,369	37,924	180	–	38,104
Low	26,125	4,575	–	30,700	21,406	1,052	–	22,458
Medium	7,405	5,526	–	12,931	7,971	5,686	–	13,657
High	789	2,017	–	2,806	759	2,127	–	2,886
Not rated (4)	14,522	475	–	14,997	24,426	411	–	24,837
Impaired	–	–	577	577	–	–	549	549
Gross consumer instalment and other personal	78,469	13,641	577	92,687	94,033	9,460	549	104,042
ACL	183	447	168	798	208	415	152	775
Carrying amount	78,286	13,194	409	91,889	93,825	9,045	397	103,267
Loans: Credit cards (5)
Exceptionally low	1,660	–	–	1,660	1,605	–	–	1,605
Very low	2,166	1	–	2,167	1,946	1	–	1,947
Low	2,110	60	–	2,170	1,884	70	–	1,954
Medium	4,544	824	–	5,368	3,860	890	–	4,750
High	746	922	–	1,668	533	763	–	1,296
Not rated (4)	430	149	–	579	651	91	–	742
Impaired	–	–	–	–	–	–	–	–
Gross credit cards	11,656	1,956	–	13,612	10,479	1,815	–	12,294
ACL	161	421	–	582	134	267	–	401
Carrying amount	11,495	1,535	–	13,030	10,345	1,548	–	11,893
Loans: Business and government (6)
Acceptable
Investment grade	191,742	3,437	–	195,179	202,731	3,886	–	206,617
Sub-investment grade	147,713	15,078	–	162,791	126,535	26,260	–	152,795
Watchlist	238	22,535	–	22,773	1,078	11,520	–	12,598
Impaired	–	–	4,609	4,609	–	–	2,987	2,987
Gross business and government	339,693	41,050	4,609	385,352	330,344	41,666	2,987	374,997
ACL	743	1,507	475	2,725	849	1,031	527	2,407
Carrying amount	338,950	39,543	4,134	382,627	329,495	40,635	2,460	372,590
Total gross loans and acceptances	590,537	86,351	5,843	682,731	593,124	71,499	3,960	668,583
Total net loans and acceptances	589,394	83,791	5,190	678,375	591,860	69,640	3,276	664,776
Commitments and financial guarantee contracts
Acceptable
Investment grade	198,132	787	–	198,919	195,149	1,721	–	196,870
Sub-investment grade	68,177	6,647	–	74,824	54,148	14,158	–	68,306
Watchlist	59	8,765	–	8,824	254	4,137	–	4,391
Impaired	–	–	1,373	1,373	–	–	687	687
Gross commitments and financial guarantee contracts	266,368	16,199	1,373	283,940	249,551	20,016	687	270,254
ACL	235	267	78	580	260	189	11	460
Carrying amount (7) (8)	$266,133	$15,932	$1,295	$283,360	$249,291	$19,827	$676	$269,794

(1)
Includes $163 million ($1,676 million as at October 31, 2023) of residential mortgages and $12,431 million ($5,720 million as at October 31, 2023) of business and government loans that are classified and measured at FVTPL.

(2)	Includes Bank of the West PCI loans.
(3)	92% of Stage 3 loans were either fully or partially collateralized as at October 31, 2024 (93% as at October 31, 2023).
(4)
Includes purchased portfolios and certain cases where an internal risk rating is not assigned. Alternative credit risk assessments, rating methodologies, policies and tools are used to manage credit risk for these portfolios
.

(5)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(6)	Includes customers’ liability under acceptances.
(7)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(8)	Certain commercial borrower commitments are conditional and may include recourse to counterparties.

Schedule of Loans and Allowance for Credit Losses by Geographic Region

Loans and ACL by geographic region as at October 31, 2024 and 2023 are as follows:

(Canadian $ in millions)	2024				2023
	Gross amount	ACL on impaired loans (1)	ACL on performing loans (2)	Net amount	Gross amount	ACL on impaired loans (1)	ACL on performing loans (2)	Net amount
By geographic region (3)
Canada	$392,398	$461	$1,531	$390,406	$365,455	$457	$1,272	$363,726
United States	277,718	192	2,141	275,385	283,355	227	1,833	281,295
Other countries	12,256	–	31	12,225	11,662	–	18	11,644
Total	$682,372	$653	$3,703	$678,016	$660,472	$684	$3,123	$656,665

(1)	Excludes ACL on impaired loans of $78 million for other credit instruments, which is included in other liabilities ($11 million as at October 31, 2023).
(2)	Excludes ACL on performing loans of $502 million for other credit instruments, which is included in other liabilities ($449 million as at October 31, 2023).
(3)	Geographic region is based upon the country of ultimate risk.

Schedule of Impaired Loans, Including the Related Allowances
Impaired (Stage 3) loans, including the related allowances, as at October 31, 2024 and 2023 are as follows:

(Canadian $ in millions)	2024			2023
	Gross impaired amount	ACL on impaired loans (1)	Net impaired amount	Gross impaired amount	ACL on impaired loans (1)	Net impaired amount
Residential mortgages	$657	$10	$647	$424	$5	$419
Consumer instalment and other personal	577	168	409	549	152	397
Business and government (2)	4,609	475	4,134	2,987	527	2,460
Total	$5,843	$653	$5,190	$3,960	$684	$3,276
By geographic region (3)
Canada	$2,513	$461	$2,052	$1,629	$457	$1,172
United States	3,327	192	3,135	2,331	227	2,104
Other countries	3	–	3	–	–	–
Total	$5,843	$653	$5,190	$3,960	$684	$3,276

(1)	Excludes ACL on impaired loans of $78 million for other credit instruments, which is included in other liabilities ($11 million as at October 31, 2023).
(2)	Includes customers’ liability under acceptances.
(3)	Geographic region is based upon the country of ultimate risk.

Disclosure Of Financial Assets That Are Past Due But Not Impaired	The following table presents loans that are past due but not classified as impaired as at October 31, 2024 and 2023. Loans for which payment is less than 30 days past due have been excluded, as they are not generally representative of the borrowers’ ability to meet their payment obligations.

(Canadian $ in millions)	2024			2023
	30 to 89 days	90 days or more (1)	Total	30 to 89 days	90 days or more (1)	Total
Residential mortgages	$696	$15	$711	$707	$9	$716
Credit cards, consumer instalment and other personal	734	173	907	1,003	129	1,132
Business and government	689	16	705	826	18	844
Total	$2,119	$204	$2,323	$2,536	$156	$2,692

(1)	Fully secured loans with amounts between 90 and 180 days past due that we have not classified as impaired totalled $16 million as at October 31, 2024 ($10 million as at October 31, 2023).

Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period
The following tables show the key economic variables used to estimate the allowance for performing loans forecast over the next 12 months or lifetime measurement period. While the values disclosed below are national variables, we use regional variables in the underlying models and consider factors impacting particular industries where appropriate.

As at October 31, 2024
Scenarios
All figures are average annual values	Upside		Base		Downside		Severe downside
	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)
Real GDP growth rates (2)
Canada	4.6%	2.6%	1.8%	1.9%	(2.3) %	1.3%	(3.6) %	1.2%
United States	4.3%	2.4%	1.9%	1.9%	(2.1) %	1.4%	(3.4) %	1.3%
Corporate BBB 10-year spread
Canada	1.3%	1.8%	1.9%	2.0%	3.6%	3.0%	4.2%	3.5%
United States	0.9%	1.6%	1.6%	2.0%	3.4%	3.1%	4.6%	3.6%
Unemployment rates
Canada	5.3%	4.8%	7.0%	6.8%	8.8%	9.4%	9.8%	10.5%
United States	3.4%	3.0%	4.7%	4.4%	6.7%	7.3%	7.6%	8.4%
Housing Price Index (2)
Canada (3)	5.9%	5.4%	1.6%	3.0%	(10.9) %	(1.0) %	(19.0) %	(5.0) %
United States (4)	5.9%	4.0%	2.8%	2.6%	(9.6) %	(1.0) %	(19.3) %	(4.3) %

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)	In Canada, we use the Housing Price Index Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.

	As at October 31, 2023
	Scenarios
All figures are average annual values	Upside		Base		Severe downside
	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)
Real GDP growth rates (2)
Canada	3.2%	2.6%	0.4%	1.9%	(3.9)%	1.2%
United States	4.1%	2.5%	1.4%	2.0%	(3.5)%	1.4%
Corporate BBB 10-year spread
Canada	1.7%	1.8%	2.4%	2.0%	4.2%	3.5%
United States	1.4%	1.7%	2.2%	2.1%	4.6%	3.5%
Unemployment rates
Canada	4.2%	3.7%	5.9%	5.7%	9.3%	10.1%
United States	2.9%	2.5%	4.2%	4.1%	7.5%	8.3%
Housing Price Index (2)
Canada (3)	9.9%	6.9%	5.5%	4.5%	(20.2)%	(5.0)%
United States (4)	2.7%	3.7%	(0.5)%	2.3%	(19.2)%	(4.3)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)	In Canada, we use the Housing Price Index Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.